Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (104.9)	$ (340.1)
Income tax expense (Note 31)	46.1	39.1
Depreciation and amortization (Note 14)	484.2	316.0
Impairment charges (Note 15)	78.6	99.1
Net realizable value inventory (recovery) charge (Note 24)	(31.8)	97.7
Loss (gains and income) from associates (Note 16)	0.4	(45.0)
Accretion on closure and decommissioning provision (Note 19)	34.2	14.8
Investment loss	5.5	16.2
Interest paid	(45.1)	(6.6)
Interest expense (Note 26)	51.4	5.3
Interest received	17.2	3.2
Income taxes paid	(149.4)	(137.8)
Other operating activities (Note 28)	(5.1)	11.9
Net change in non-cash working capital items (Note 28)	68.9	(42.0)
Cash flows from (used in) operating activities	450.2	31.8
Investing activities
Payments for mineral properties, plant and equipment	(379.0)	(274.7)
Cash acquired from Yamana Gold Inc. (Note 8)	259.5	0.0
Cash disposed in sale of subsidiaries (Note 9)	(194.1)	0.0
Cash proceeds from sale of subsidiaries (Note 9)	549.1	0.0
Proceeds from disposition of mineral properties, plant and equipment	3.8	8.7
Proceeds from disposal of investments	144.8	0.7
Net proceeds from derivatives	13.8	9.9
Cash flows from (used in) investing activities	397.9	(255.4)
Financing activities
Proceeds from common shares issued	0.0	0.9
Distributions to non-controlling interests	11.1	(0.3)
Dividends paid	(130.4)	(94.7)
Proceeds from debt (Note 21)	315.0	167.1
Repayment of debt (Note 21)	(703.5)	(5.2)
Payment of equipment leases	(44.0)	(14.8)
Cash flows from (used in) financing activities	(551.8)	53.0
Effects of exchange rate changes on cash and cash equivalents	(3.7)	(6.0)
Increase (decrease) in cash and cash equivalents	292.6	(176.6)
Cash and cash equivalents at the beginning of the year	107.0	283.6
Cash and cash equivalents at the end of the year	$ 399.6	$ 107.0